OTHER OPERATING (EXPENSE) INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of Other Operating Income (Expense), Net
The following table provides the composition of Other operating (expense) income, net for the three years ended December 31:

	2024	2023	2022
Gain on sale or disposal of property, plant & equipment	$13	$37	$40
Costs related to disposition initiatives (a)	(849)	—	—
Restructuring charges (b)	(1,139)	—	—
Equity income related to Bainbridge Landing LLC joint venture (c)	830	—	15,477
Miscellaneous (expense) income, net	(656)	5	(263)
Total	($1,801)	$42	$15,254

(a)Costs related to disposition initiatives include legal, advisory, and other due diligence costs incurred in connection with our asset disposition plan, which was announced in November 2023.
(b)Restructuring charges include severance costs related to workforce optimization initiatives.
(c)See Note 6 — Noncontrolling Interests for additional information regarding income from our Bainbridge Landing LLC joint venture.